Financial instruments - fair values and risk management - Financial assets (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Financial instruments - fair values and risk management
Financial assets	$ 31,680	$ 32,883
Financial assets at amortized cost
Financial instruments - fair values and risk management
Financial assets	156,716	186,815
Financial assets at amortized cost | Trade receivables
Financial instruments - fair values and risk management
Financial assets	47,635	45,442
Financial assets at amortized cost | Cash
Financial instruments - fair values and risk management
Financial assets	50,752	71,798
Financial assets at amortized cost | Loans receivable
Financial instruments - fair values and risk management
Financial assets	496	148
Financial assets at amortized cost | Other investments - current
Financial instruments - fair values and risk management
Financial assets	39,778	69,427
Financial assets at amortized cost | Other investments - non-current
Financial instruments - fair values and risk management
Financial assets	18,055
Financial assets measured at fair value | Level 1 | Other investments - current
Financial instruments - fair values and risk management
Financial assets	14,868	14,809
Financial assets measured at fair value | Level 1 | Other investments - non-current
Financial instruments - fair values and risk management
Financial assets	13,767	14,832
Fair value through other comprehensive income | Level 1 | Other investments - non-current
Financial instruments - fair values and risk management
Financial assets	$ 3,045	$ 3,242